Litigation, regulatory and similar matters (Narrative) (Detail 2) € in Millions, $ in Millions, $ in Millions	1 Months Ended	3 Months Ended
	Jul. 31, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 HKD ($)	Jun. 30, 2018 USD ($)
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €		€ 1,100
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS (France) S.A.
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €		40
Reduced bail ("caution") ordered to be paid | €		€ 10
Claims related to sales of residential mortgage-backed securities (RMBS) and mortgages
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amount sponsored by UBS Real Estate Securities Inc. (UBS RESI) in RMBS from 2004 through 2007				$ 80,000.0
Original principal balance of pools of US residential mortgage loans sold from 2004 through 2007				19,000.0
US residential mortgage loans originated from 2006 to 2008				1,500.0
Claims related to sales of residential mortgage-backed securities (RMBS) and mortgages - Lawsuits related to contractual representations and warranties concerning mortgages and RMBS | Trustee Suit in the District Court for the Southern District of New York (SDNY)
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Original principal balance of loans demanded to be repurchased in a lawsuit filed in 2012 in the Southern District of New York				$ 2,000.0
Number of loans at issue at trial of lawsuit filed in Southern District of New York seeking repurchase of residential mortgage loans		9,000	9,000	9,000
Proposed agreement between the parties for settlement of the Trustee Suit, subject to conditions				$ 543.0
Settlement made	$ 850.0
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed | €		€ 2,100
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants				2,000.0
Puerto Rico | Customer arbitration claims
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed				2,600.0
Claimed damages that have been resolved				1,600.0
Puerto Rico | OCFI's examination of UBS's operations from January 2006 through September 2013
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made				7.7
Puerto Rico | SEC investigation on UBS Financial Services Incorporated of Puerto Rico (UBS PR)
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made				15.0
Puerto Rico | FINRA investigation on UBS Financial Services Incorporated of Puerto Rico (UBS PR)
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made				18.5
Puerto Rico | Action filed on behalf of Employee Retirement System of the Commonwealth of Puerto Rico (System) against over 40 defendants
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants				800.0
Amount of bonds issued and underwritten by the System				3,000.0
Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | claims under the Commodity Exchange Act
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made				141.0
Foreign exchange, LIBOR and other trading practices - Other benchmark class actions and ISDAFIX class action in the US
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made				$ 14.0
Investigation of UBS's role in initial public offerings in Hong Kong
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in decision notice issued by SFC			$ 119
Suspension from corporate finance advisory services in Hong Kong (in months) provided in decision notice issued by SFC		18 months	18 months	18 months